Segment reporting	12 Months Ended
Mar. 31, 2018
Disclosure of operating segments [abstract]
Segment reporting
5. Segment reporting

The Chief Operating Decision Maker (“CODM”) evaluates the Company’s performance and allocates resources based on an analysis of various performance indicators by operating segments. The CODM reviews revenue and gross profit as the performance indicator for all of the operating segments, and does not review the total assets and liabilities of an operating segment. The Chief Executive Officer is the CODM of the Company.

The Company’s reportable operating segments are as follows:
⋅	Global Generics;
⋅	Pharmaceutical Services and Active Ingredients (“PSAI”); and
⋅	Proprietary Products.

Global Generics. This segment consists of the Company’s business of manufacturing and marketing prescription and over-the-counter finished pharmaceutical products ready for consumption by the patient, marketed either under a brand name (branded formulations) or as generic finished dosages with therapeutic equivalence to branded formulations (generics). This segment includes the operations of the Company’s biologics business.

Pharmaceutical Services and Active Ingredients. This segment consists of the Company’s business of manufacturing and marketing active pharmaceutical ingredients and intermediates, also known as “API” or bulk drugs, which are the principal ingredients for finished pharmaceutical products. Active pharmaceutical ingredients and intermediates become finished pharmaceutical products when the dosages are fixed in a form ready for human consumption such as a tablet, capsule or liquid using additional inactive ingredients. This segment also includes the Company’s contract research services business and the manufacture and sale of active pharmaceutical ingredients and steroids in accordance with the specific customer requirements.

Proprietary Products. This segment consists of the Company’s business that focuses on the research, development, and manufacture of differentiated formulations. These products fall within the dermatology and neurology therapeutic areas and are marketed and sold through Promius® Pharma, LLC.

Others. This includes the operations of the Company’s wholly-owned subsidiary, Aurigene Discovery Technologies Limited, a discovery stage biotechnology company developing novel and best-in-class therapies in the fields of oncology and inflammation and which works with established pharmaceutical and biotechnology companies in early-stage collaborations, bringing drug candidates from hit generation to pre-clinical development.

The measurement of each segment’s revenues, expenses and assets is consistent with the accounting policies that are used in preparation of the Company’s consolidated financial statements.

Segment information:	For the Year Ended March 31,
Reportable segments	Global Generics						PSAI						Proprietary Products
	2018		2017		2016		2018		2017		2016		2018		2017		2016
Revenues(1) (2)	Rs.	114,014	Rs.	115,409	Rs.	128,062	Rs.	21,992	Rs.	21,277	Rs.	22,379	Rs.	4,245	Rs.	2,363	Rs.	2,659
Gross profit	Rs.	67,190	Rs.	71,079	Rs.	84,427	Rs.	4,446	Rs.	4,473	Rs.	4,931	Rs.	3,799	Rs.	1,951	Rs.	2,217
Selling, general and administrative expenses
Research and development expenses
Other (income)/expense, net
Results from operating activities
Finance (expense)/income, net
Share of profit of equity accounted investees, net of tax
Profit before tax
Tax expense
Profit for the year

Segment information:	For the Year Ended March 31,
Reportable segments	Others						Total
	2018		2017		2016		2018		2017		2016
Revenues(1) (2)	Rs.	1,777	Rs.	1,760	Rs.	1,608	Rs.	142,028	Rs.	140,809	Rs.	154,708
Gross profit	Rs.	869	Rs.	853	Rs.	706	Rs.	76,304	Rs.	78,356	Rs.	92,281
Selling, general and administrative expenses								46,910		46,372		45,702
Research and development expenses								18,265		19,551		17,834
Other (income)/expense, net								(788)		(1,065)		(874)
Results from operating activities							Rs.	11,917	Rs.	13,498	Rs.	29,619
Finance (expense)/income, net								2,080		806		(2,708)
Share of profit of equity accounted investees, net of tax								344		349		229
Profit before tax							Rs.	14,341	Rs.	14,653	Rs.	27,140
Tax expense								4,535		2,614		7,127
Profit for the year							Rs.	9,806	Rs.	12,039	Rs.	20,013

(1)
Revenues for the year ended March 31, 2018 do not include inter-segment revenues from the PSAI segment to the Global Generics segment, which amount to Rs.5,492 (as compared to Rs.6,181 and Rs.5,447 for the years ended March 31, 2017 and 2016, respectively).

(2)
Effective July 1, 2017, a Goods and Services Tax (“GST”) was introduced in India, replacing the excise duty and various other taxes. Following the principles of IAS 18, revenues from operations are disclosed net of GST. For periods prior to July 1, 2017, the excise duty amount was recorded as part of revenues with a corresponding amount recorded in the cost of revenues. Accordingly, revenues and cost of revenues for the year ended March 31, 2018 are not comparable with those of the previous years presented. Tabulated below are the details of excise duty included in revenues:

	For the Year Ended March 31,
	2018		2017		2016
Excise duty included in revenues	Rs.	173	Rs.	939	Rs.	842

Analysis of revenues by geography:

The following table shows the distribution of the Company’s revenues by country, based on the location of the customers:

	For the Year Ended March 31,
Country	2018		2017		2016
India	Rs.	25,209	Rs.	24,927	Rs.	23,913
United States		68,124		69,816		81,154
Russia		12,610		11,547		10,640
Others		36,085		34,519		39,001
	Rs.	142,028	Rs.	140,809	Rs.	154,708

Analysis of revenues within the Global Generics segment:

An analysis of revenues by therapeutic areas in the Company’s Global Generics segment is given below:

	For the Year Ended March 31,
	2018		2017		2016
Gastrointestinal	Rs.	19,153	Rs.	21,190	Rs.	21,253
Oncology		16,999		17,054		19,410
Cardiovascular		16,501		15,553		19,009
Pain Management		12,898		14,323		16,240
Central Nervous System		12,509		12,749		14,739
Anti-Infective		6,557		7,189		12,711
Others		29,397		27,351		24,700
Total	Rs.	114,014	Rs.	115,409	Rs.	128,062

Analysis of revenues within the PSAI segment:

An analysis of revenues by therapeutic areas in the Company’s PSAI segment is given below:

	For the Year Ended March 31,
	2018		2017		2016
Cardiovascular	Rs.	6,191	Rs.	5,078	Rs.	5,077
Pain Management		3,228		3,290		4,085
Central Nervous System		2,331		2,758		3,021
Anti-Infective		1,968		1,859		2,015
Dermatology		1,606		1,606		1,485
Oncology		1,650		1,534		2,570
Others		5,018		5,152		4,126
Total	Rs.	21,992	Rs.	21,277	Rs.	22,379

Analysis of assets by geography:

The following table shows the distribution of the Company’s non-current assets (other than financial instruments and deferred tax assets) by country, based on the location of assets:

	As of March 31,
Country	2018		2017
India	Rs.	57,818	Rs.	57,997
Switzerland		32,287		31,543
United States		8,361		8,660
Germany		2,876		3,220
Others		7,515		6,213
	Rs.	108,857	Rs.	107,633

The following table shows the distribution of the Company’s property, plant and equipment including capital work in progress and intangible assets acquired during the year (other than goodwill arising on business combination) by country, based on the location of assets:

	For the Year Ended March 31,
Country	2018		2017
India	Rs.	7,807	Rs.	10,545
Switzerland		1,100		26,639
United States		723		2,657
Others		1,284		728
	Rs.	10,914	Rs.	40,569

Analysis of depreciation and amortization, included in cost of revenues, by reportable segments:

	For the Year Ended March 31,
	2018		2017		2016
Global Generics	Rs.	3,606	Rs.	3,381	Rs.	2,742
PSAI		2,923		2,674		2,437
Proprietary Products		-		-		-
Others		66		62		62
	Rs.	6,595	Rs.	6,117	Rs.	5,241

Information about major customers

Revenues from two customers of the Company's Global Generics segment were Rs.13,486 and Rs.10,755, representing approximately 9% and 8%, respectively, of the Company’s total revenues for the year ended March 31, 2018.

Revenues from one customer of the Company's Global Generics segment were Rs.22,760, representing approximately 16% of the Company’s total revenues for the year ended March 31, 2017.